Segment Information - Income and Capital Expenditure Information Regarding Operating Segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	€ 48,422	€ 48,693	€ 52,008
Other operating income and expenses	641	523	424
Depreciation and amortization	(10,582)	(9,049)	(9,396)
OPERATING INCOME	4,537	6,522	6,791
Acquisitions of right-of-use assets	1,284
Eliminations
Disclosure of operating segments [line items]
Revenues	(1,691)	(1,680)	(1,828)
External revenues	0	0	0
Other operating income and expenses	1,306	1,602	1,752
OIBDA	(385)	(78)	(76)
Depreciation and amortization	273	43	38
OPERATING INCOME	(112)	(35)	(38)
CapEx	(183)	(19)	(1)
Acquisitions of right-of-use assets	(122)
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Revenues	12,767	12,706	12,653
External revenues	12,527	12,461	12,364
Other operating income and expenses	(9,080)	(7,943)	(7,701)
OIBDA	3,687	4,763	4,952
Depreciation and amortization	(1,988)	(1,650)	(1,688)
OPERATING INCOME	1,699	3,113	3,264
CapEx	1,646	1,719	1,683
Acquisitions of right-of-use assets	127
Telefónica Spain | Eliminations
Disclosure of operating segments [line items]
Revenues	240	245	289
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Revenues	7,109	6,790	6,540
External revenues	7,068	6,757	6,505
Other operating income and expenses	(4,995)	(4,925)	(4,901)
OIBDA	2,114	1,865	1,639
Depreciation and amortization	(1,204)	(943)	(1,047)
OPERATING INCOME	910	922	592
CapEx	914	1,464	827
Acquisitions of right-of-use assets	157
Telefónica United Kingdom | Eliminations
Disclosure of operating segments [line items]
Revenues	41	33	35
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Revenues	7,399	7,320	7,296
External revenues	7,364	7,281	7,252
Other operating income and expenses	(5,073)	(5,486)	(5,475)
OIBDA	2,326	1,834	1,821
Depreciation and amortization	(2,463)	(2,071)	(1,954)
OPERATING INCOME	(137)	(237)	(133)
CapEx	2,469	966	951
Acquisitions of right-of-use assets	230
Telefónica Germany | Eliminations
Disclosure of operating segments [line items]
Revenues	35	39	44
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Revenues	10,035	10,126	12,019
External revenues	10,018	10,105	11,994
Other operating income and expenses	(5,773)	(5,815)	(7,828)
OIBDA	4,262	4,311	4,191
Depreciation and amortization	(2,516)	(1,990)	(2,228)
OPERATING INCOME	1,746	2,321	1,963
CapEx	2,005	1,910	2,225
Acquisitions of right-of-use assets	409
Telefónica Brazil | Eliminations
Disclosure of operating segments [line items]
Revenues	17	21	25
Telefónica Hispam Norte | Operating segments
Disclosure of operating segments [line items]
Revenues	3,795	4,075	4,331
External revenues	3,698	3,986	4,220
Other operating income and expenses	(2,965)	(3,282)	(3,068)
OIBDA	830	793	1,263
Depreciation and amortization	(981)	(967)	(992)
OPERATING INCOME	(151)	(174)	271
CapEx	580	668	1,264
Acquisitions of right-of-use assets	214
Telefónica Hispam Norte | Eliminations
Disclosure of operating segments [line items]
Revenues	97	89	111
Telefónica Hispam Sur | Operating segments
Disclosure of operating segments [line items]
Revenues	6,384	6,677	8,218
External revenues	6,334	6,630	8,170
Other operating income and expenses	(4,986)	(4,958)	(5,943)
OIBDA	1,398	1,719	2,275
Depreciation and amortization	(1,279)	(1,167)	(1,198)
OPERATING INCOME	119	552	1,077
CapEx	965	1,116	1,414
Acquisitions of right-of-use assets	160
Telefónica Hispam Sur | Eliminations
Disclosure of operating segments [line items]
Revenues	50	47	48
Other companies
Disclosure of operating segments [line items]
Revenues	2,624	2,679	2,779
External revenues	1,413	1,473	1,503
Other operating income and expenses	(1,737)	(2,315)	(2,657)
OIBDA	887	364	122
Depreciation and amortization	(424)	(304)	(327)
OPERATING INCOME	463	60	(205)
CapEx	388	295	334
Acquisitions of right-of-use assets	117
Other companies | Eliminations
Disclosure of operating segments [line items]
Revenues	1,211	1,206	1,276
Telefonica, S.A.
Disclosure of operating segments [line items]
Revenues	48,422	48,693	52,008
External revenues	48,422	48,693	52,008
Other operating income and expenses	(33,303)	(33,122)	(35,821)
OIBDA	15,119	15,571	16,187
Depreciation and amortization	(10,582)	(9,049)	(9,396)
OPERATING INCOME	4,537	6,522	6,791
CapEx	8,784	€ 8,119	€ 8,697
Acquisitions of right-of-use assets	€ 1,292